UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-548-7786

Date of fiscal year end:   10/31

Date of reporting period:   7/1/20 – 6/30/21

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-04917
Reporting Period: 07/01/2020 - 06/30/2021
Morgan Stanley Mortgage Securities Trust

=================== Morgan Stanley Mortgage Securities Trust ===================

NEWDAY PARTNERSHIP FUNDING 2015-1 PLC

Ticker:                                       Security ID:  G6S84EAD0
Meeting Date:  NOV 17, 2020                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       Did Not Vote Management
      Meeting Notice

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Mortgage Securities Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 27, 2021

* Print the name and title of each signing officer under his or her signature.